Note 8 - Deposits (Details) - Certificates of Deposit by Maturity (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Certificates of Deposit by Maturity [Abstract]
Within one year	$ 56,692	$ 62,142
One to two years	19,505	19,058
Two to three years	10,647	9,154
Three to four years	3,595	3,515
Four to five years	1,418	2,527
Thereafter	2,081	2,132
	$ 93,938	$ 98,528	$ 109,948